Note 15 (Tables)	12 Months Ended
Dec. 31, 2025
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk [Table Text Block]
The breakdown of the balance of these headings in the consolidated balance sheets is as follows:

DERIVATIVES – HEDGE ACCOUNTING AND FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGE OF INTEREST RATE RISK (MILLIONS OF EUROS)

	2025	2024	2023
ASSETS
Derivatives - Hedge accounting	570	1,158	1,482
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(87)	(65)	(97)
LIABILITIES
Derivatives - Hedge accounting	1,933	2,503	2,625
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—	—

Derivatives Hedge accounting breakdown by type of risk and type of hedge [Table Text Block]
The details of the net positions by hedged risk of the fair value of the hedging derivatives used by the Group as of December 31, 2025, 2024 and 2023, and which are recorded under the headings of "Derivatives - hedge accounting" of both assets and liabilities of the consolidated balance sheet are as follows:

DERIVATIVES - HEDGE ACCOUNTING. BREAKDOWN BY TYPE OF RISK AND TYPE OF HEDGE (MILLIONS OF EUROS)

	Notes	2025		2024		2023
		Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate		329	162	257	344	422	364
OTC		329	162	257	344	422	364
Organized market		—	—	—	—	—	—
Equity		18	1	—	—	—	—
OTC		18	1	—	—	—	—
Organized market		—	—	—	—	—	—
Foreign exchange and gold		8	139	73	93	221	31
OTC		8	139	73	93	221	31
Organized market		—	—	—	—	—	—
Credit		—	—	—	—	—	—
Commodities		—	—	—	—	—	—
Other		—	—	—	—	—	—
FAIR VALUE HEDGES		355	302	330	437	644	395
Interest rate		91	1,215	618	1,513	490	2,048
OTC		91	1,212	615	1,513	483	2,048
Organized market		—	3	3	—	7	—
Equity		—	—	—	—	—	—
Foreign exchange and gold		115	216	142	431	291	41
OTC		115	216	142	431	291	41
Organized market		—	—	—	—	—	1
Credit		—	—	—	—	—	—
Commodities		—	—	—	—	—	—
Other		—	—	—	—	—	—
CASH FLOW HEDGES		206	1,431	760	1,944	781	2,089
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION		7	200	66	122	27	136
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK		2	—	2	—	3	5
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK		—	—	—	—	27	—
DERIVATIVES-HEDGE ACCOUNTING	8	570	1,933	1,158	2,503	1,482	2,625
of which: OTC - credit institutions		538	1,554	932	2,005	1,237	2,404
of which: OTC - other financial corporations		24	343	223	499	237	221

Hedged items in fair value hedges [Table Text Block]
Below there is a breakdown of the items covered by fair value hedges (mainly for the interest rates hedging) for years 2025 and 2024:

HEDGED ITEMS AND HEDGES. DECEMBER 2025 (MILLIONS OF EUROS)

	Notional	Hedged item amount	Accumulated fair value adjustments on the hedged item	Carrying amount of the hedging instrument
				Assets	Liabilities
Fair value hedges	69,514	68,884	(507)	357	303
Financial assets measured at fair value through other comprehensive income	7,948	7,246	(346)	43	12
Debt securities	7,632	6,945	(336)	22	6
Equity instruments	250	231	(14)	18	1
Loans and advances	66	71	4	2	5
Financial assets measured at amortized cost	14,190	13,993	(163)	33	165
Debt securities	8,758	8,619	(86)	19	158
Loans and advances	5,432	5,375	(77)	14	7
Financial liabilities measured at amortized costs	47,376	47,645	2	281	126
Debt certificates issued	42,287	42,408	48	218	125
Deposits	5,089	5,237	(46)	63	1

HEDGED ITEMS AND HEDGES. DECEMBER 2024 (MILLIONS OF EUROS)

	Notional	Hedged item amount	Accumulated fair value adjustments on the hedged item	Carrying amount of the hedging instrument
				Assets	Liabilities
Fair value hedges	59,371	58,230	(329)	330	437
Financial assets measured at fair value through other comprehensive income	9,559	8,157	(409)	109	29
Debt securities	9,559	8,157	(409)	109	29
Financial assets measured at amortized cost	4,934	4,792	(16)	49	116
Debt securities	3,860	3,757	(48)	47	102
Loans and advances	1,074	1,035	32	2	14
Financial liabilities measured at amortized costs	44,878	45,281	96	171	292
Debt certificates issued	42,209	42,536	172	74	281
Deposits	2,669	2,745	(76)	97	11

Hedged items in cash flow hedges [Table Text Block]
In 2025 and 2024, the inefficiencies of the fair value hedges amounted to €0 and €8 million, respectively, and are recognized in the " Gains (losses) from hedge accounting, net " item of the consolidated income statement. (See Note 41).
Below is a breakdown of the items covered by cash flow hedges (mainly for the interest rates hedging) for years 2025 and 2024:

HEDGED ITEMS AND HEDGES. DECEMBER 2025 (MILLIONS OF EUROS)

	Notional	Hedged item amount	Carrying amount of the hedging instrument		Profit (loss) recognized in Other Comprehensive Income
			Assets	Liabilities
Cash flow hedges	38,377	39,854	206	1,431	281
Financial assets measured at fair value through other comprehensive income	2,905	3,050	142	303	60
Debt securities	2,905	3,050	142	303	60
Financial assets measured at amortized cost	33,861	35,188	33	1,057	326
Debt securities	4,432	5,759	7	1,057	317
Loans and advances	29,429	29,429	26	—	9
Financial liabilities measured at amortized costs	1,611	1,616	30	72	(105)
Debt certificates issued	1,280	1,285	30	33	(38)
Deposits	330	332	—	39	(67)

HEDGED ITEMS AND HEDGES. DECEMBER 2024 (MILLIONS OF EUROS)

	Notional	Hedged item amount	Carrying amount of the hedging instrument		Profit (loss) recognized in Other Comprehensive Income
			Assets	Liabilities
Cash flow hedges	39,687	40,805	760	1,944	306
Financial assets measured at fair value through other comprehensive income	6,941	8,078	445	1,892	235
Debt securities	6,941	8,078	445	1,892	235
Financial assets measured at amortized cost	31,308	31,287	240	60	82
Debt securities	31,308	31,287	240	60	82
Financial liabilities measured at amortized costs	1,438	1,440	75	(8)	(11)
Debt certificates issued	1,235	1,237	75	5	(5)
Deposits	203	203	—	(13)	(6)

Hedged items covered by foreign currency hedges
In 2025 and 2024, the inefficiencies of the cash flow hedges amounted to €-2 and €-3 million, respectively, and are recognized in the " Gains (losses) from hedge accounting, net " item of the consolidated income statement. (See Note 41).
Below is a breakdown of the items covered by foreign currency hedges for the years 2025 and 2024:

HEDGED ITEMS AND HEDGES (MILLIONS OF EUROS)

	Carrying amount of the hedged item	Hedge of net investments in foreign operations (effective portion)	Carrying amount of the hedging instrument
			Assets	Liabilities
Hedge of net investments in foreign operations 2025	35,760	(3,117)	7	200
Hedge of net investments in foreign operations 2024	31,820	(2,329)	66	122

Calendar of the notional maturities of the hedging instruments [Table Text Block]
The following is the breakdown, by their notional maturities, of the hedging instruments as of December 31, 2025:

CALENDAR OF THE NOTIONAL MATURITIES OF THE HEDGING INSTRUMENTS (MILLIONS OF EUROS)

	Up to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
FAIR VALUE HEDGES	6,701	15,373	25,342	19,101	66,516
Of which: Interest rate	6,490	14,865	24,980	18,763	65,099
CASH FLOW HEDGES	2,883	9,300	22,197	3,901	38,281
Of which: Interest rate	2,883	9,300	20,190	1,411	33,784
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	14,535	2,215	—	—	16,750
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	250	582	3,255	1,901	5,988
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	—	—	—	—	—
DERIVATIVES-HEDGE ACCOUNTING	24,369	27,470	50,794	24,903	127,535